Portfolio of Investments April 30, 2025
JPI
(Unaudited)
PRINCIPAL /
SHARES DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 156.5% (100.0% of Total Investments)
218343517
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 79 .9% ( 51 .1 % of Total
Investments) 218343517
AUTOMOBILES & COMPONENTS - 0.8% (0.5% of Total Investments)
$ 1,483,000 (a) General Motors Financial Co Inc 5 .750 % N/A $ 1,380,299
900,000 (a) General Motors Financial Co Inc 5 .700 N/A 846,262
TOTAL AUTOMOBILES & COMPONENTS 2,226,561
BANKS - 31.6% (20.2% of Total Investments)
4,262,000 (a) Bank of America Corp 6 .625 N/A 4,263,963
2,000,000 (a) Bank of America Corp 6 .125 N/A 1,995,030
570,000 (a) Bank of America Corp 4 .375 N/A 546,161
600,000 (a) Bank of America Corp 5 .875 N/A 593,757
2,350,000 (a) Bank of America Corp 6 .300 N/A 2,352,009
1,619,000 Bank of Montreal 7 .300 11/26/84 1,591,795
800,000 Bank of Montreal 7 .700 05/26/84 814,327
975,000 (b) Bank of Nova Scotia/The 8 .000 01/27/84 997,628
1,259,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 1,213,939
4,555,000 (a),(c) Citigroup Inc 7 .125 N/A 4,492,394
1,695,000 (a) Citigroup Inc 4 .150 N/A 1,614,041
1,170,000 (a),(b) Citigroup Inc 6 .250 N/A 1,173,514
2,315,000 (a),(b) Citigroup Inc 7 .375 N/A 2,343,799
1,785,000 (a) Citigroup Inc 7 .625 N/A 1,832,893
1,853,000 (a) Citigroup Inc 7 .000 N/A 1,838,442
1,070,000 (a) Citizens Financial Group Inc 4 .000 N/A 1,005,243
880,000 (a),(d) Citizens Financial Group Inc (TSFR3M + 3.419%) 7 .703 N/A 865,532
1,065,000 (a) Fifth Third Bancorp 4 .500 N/A 1,051,655
275,000 (a),(d) Fifth Third Bancorp (TSFR3M + 3.295%) 7 .594 N/A 269,250
1,835,000 (a),(d) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .533 N/A 1,862,635
3,240,000 (a) Huntington Bancshares Inc/OH 5 .625 N/A 3,187,093
8,147,000 (a),(c) JPMorgan Chase & Co 6 .875 N/A 8,392,185
985,000 (a) JPMorgan Chase & Co 3 .650 N/A 954,303
3,138,000 (a) JPMorgan Chase & Co 6 .500 N/A 3,135,658
1,407,000 (a) PNC Financial Services Group Inc/The 5 .000 N/A 1,386,221
5,315,000 (a),(b) PNC Financial Services Group Inc/The 6 .250 N/A 5,229,137
945,000 (a) PNC Financial Services Group Inc/The 6 .200 N/A 944,377
660,000 (a) PNC Financial Services Group Inc/The 6 .000 N/A 652,778
1,625,000 (a) Regions Financial Corp 5 .750 N/A 1,618,847
1,990,000 Toronto-Dominion Bank/The 8 .125 10/31/82 2,056,834
5,609,000 (a),(c) Truist Financial Corp 6 .669 N/A 5,509,229
2,270,000 (a) Truist Financial Corp 5 .100 N/A 2,173,413
2,195,000 (a) US Bancorp 5 .300 N/A 2,134,016
3,799,000 (a),(c) Wells Fargo & Co 5 .875 N/A 3,781,470
1,230,000 (b) Wells Fargo & Co 7 .950 11/15/29 1,379,378
4,305,000 (a),(c) Wells Fargo & Co 7 .625 N/A 4,531,938
3,684,000 (a),(b) Wells Fargo & Co 6 .850 N/A 3,724,185
2,812,000 (a),(c) Wells Fargo & Co 3 .900 N/A 2,761,846
TOTAL BANKS 86,270,915
CAPITAL GOODS - 3.2% (2.1% of Total Investments)
2,045,000 (a) Air Lease Corp 4 .650 N/A 1,980,531
488,000 (a) Air Lease Corp 4 .125 N/A 449,937
963,000 (a) Air Lease Corp 6 .000 N/A 901,357
6,657,000 (c),(e) ILFC E-Capital Trust I 6 .367 12/21/65 5,505,053
TOTAL CAPITAL GOODS 8,836,878
ENERGY - 6.1% (3.9% of Total Investments)
1,245,000 Enbridge Inc 5 .500 07/15/77 1,191,024
1,920,000 Enbridge Inc 5 .750 07/15/80 1,840,190
1,905,000 Enbridge Inc 7 .625 01/15/83 1,943,062
4,046,000 (c) Enbridge Inc 8 .500 01/15/84 4,361,143
1,925,000 (a) Energy Transfer LP 7 .125 N/A 1,897,007
490,000 (a) Energy Transfer LP 6 .500 N/A 486,616
495,000 (b) Energy Transfer LP 8 .000 05/15/54 513,780

Portfolio of Investments April 30, 2025
(continued)
JPI

PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 436,000 (a) Energy Transfer LP 6 .625 % N/A $ 418,568
901,000 (b),(e) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 885,612
1,650,000 Transcanada Trust 5 .600 03/07/82 1,522,429
655,000 (b) Transcanada Trust 5 .875 08/15/76 645,458
1,060,000 (a),(e) Venture Global LNG Inc 9 .000 N/A 911,107
TOTAL ENERGY 16,615,996
FINANCIAL SERVICES - 13.2% (8.4% of Total Investments)
2,800,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .500 01/31/56 2,719,061
1,266,000 (b) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 1,271,263
980,000 (a) Ally Financial Inc 4 .700 N/A 900,321
1,970,000 (a) Ally Financial Inc 4 .700 N/A 1,666,897
2,010,000 (a),(e) American AgCredit Corp 5 .250 N/A 1,879,350
2,425,000 (a),(e) Capital Farm Credit ACA 5 .000 N/A 2,352,251
1,755,000 (a) Capital One Financial Corp 3 .950 N/A 1,666,934
1,065,000 (a) Charles Schwab Corp/The 5 .375 N/A 1,061,472
2,135,000 (a) Charles Schwab Corp/The 4 .000 N/A 2,067,509
1,050,000 (a),(e) Compeer Financial ACA 4 .875 N/A 997,500
690,000 (a) Discover Financial Services 6 .125 N/A 688,750
800,000 (a) Discover Financial Services 5 .500 N/A 764,542
2,455,000 (a),(b) Goldman Sachs Group Inc/The 7 .379 N/A 2,460,293
3,195,000 (a),(c) Goldman Sachs Group Inc/The 7 .500 N/A 3,308,205
2,660,000 (a),(c) Goldman Sachs Group Inc/The 7 .500 N/A 2,712,570
2,521,000 (a),(b) Goldman Sachs Group Inc/The 6 .850 N/A 2,486,373
2,930,000 (a),(b) Goldman Sachs Group Inc/The 6 .125 N/A 2,762,498
827,000 (a),(b) Goldman Sachs Group Inc/The 5 .300 N/A 819,261
1,650,000 (a) State Street Corp 6 .700 N/A 1,655,825
1,671,000 (a),(b) Voya Financial Inc 7 .758 N/A 1,694,486
TOTAL FINANCIAL SERVICES 35,935,361
FOOD, BEVERAGE & TOBACCO - 2.4% (1.5% of Total Investments)
1,750,000 (a),(e) Dairy Farmers of America Inc 7 .125 N/A 1,645,000
6,023,000 (a),(c),(e) Land O' Lakes Inc 7 .000 N/A 4,923,802
TOTAL FOOD, BEVERAGE & TOBACCO 6,568,802
HEALTH CARE EQUIPMENT & SERVICES - 0.4% (0.3% of Total Investments)
719,000 CVS Health Corp 6 .750 12/10/54 714,158
408,000 CVS Health Corp 7 .000 03/10/55 412,712
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,126,870
INSURANCE - 10.2% (6.5% of Total Investments)
1,505,000 (b) Aegon Ltd 5 .500 04/11/48 1,493,431
817,000 (b) American International Group Inc 5 .750 04/01/48 805,182
3,080,000 (b) Assurant Inc 7 .000 03/27/48 3,065,143
4,600,000 (c),(e) Assured Guaranty Municipal Holdings Inc 6 .400 12/15/66 4,233,444
670,000 (b) AXIS Specialty Finance LLC 4 .900 01/15/40 637,217
1,981,000 (b) Corebridge Financial Inc 6 .375 09/15/54 1,908,530
540,000 Enstar Finance LLC 5 .750 09/01/40 536,025
1,505,000 (b) Enstar Finance LLC 5 .500 01/15/42 1,443,790
904,000 (b),(e) Enstar Group Ltd 7 .500 04/01/45 906,504
395,000 (a),(b) MetLife Inc 5 .875 N/A 399,682
2,740,000 (b),(e) MetLife Inc 9 .250 04/08/38 3,176,688
1,008,000 (b) MetLife Inc 6 .350 03/15/55 1,001,342
1,335,000 PartnerRe Finance B LLC 4 .500 10/01/50 1,228,201
692,000 (b) Prudential Financial Inc 6 .500 03/15/54 694,172
1,405,000 (b) Prudential Financial Inc 5 .125 03/01/52 1,320,465
600,000 (a),(e) SBL Holdings Inc 6 .500 N/A 525,060
4,695,000 (a),(e) SBL Holdings Inc 7 .000 N/A 4,434,849
TOTAL INSURANCE 27,809,725
MEDIA & ENTERTAINMENT - 0.6% (0.4% of Total Investments)
1,660,000 Paramount Global 6 .375 03/30/62 1,596,796
TOTAL MEDIA & ENTERTAINMENT 1,596,796

PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 2.1% (1.4% of Total Investments)
$ 1,369,000 (b) Bell Telephone Co of Canada or Bell Canada 7 .000% 09/15/55 $ 1,358,515
1,640,000 (b) Rogers Communications Inc 7 .125 04/15/55 1,634,054
1,680,000 Vodafone Group PLC 7 .000 04/04/79 1,726,114
1,290,000 Vodafone Group PLC 4 .125 06/04/81 1,146,045
TOTAL TELECOMMUNICATION SERVICES 5,864,728
UTILITIES - 9.3% (5.9% of Total Investments)
1,000,000 (b),(e) AES Andes SA 8 .150 06/10/55 1,018,999
499,000 AES Corp/The 7 .600 01/15/55 493,043
623,000 (b),(e) AltaGas Ltd 7 .200 10/15/54 608,432
868,000 American Electric Power Co Inc 3 .875 02/15/62 815,372
945,000 (b) CMS Energy Corp 6 .500 06/01/55 921,319
1,029,000 (c) Dominion Energy Inc 7 .000 06/01/54 1,068,363
811,000 (b) Duke Energy Corp 6 .450 09/01/54 812,705
695,000 (b) Edison International 8 .125 06/15/53 661,740
611,000 (a) Edison International 5 .375 N/A 572,687
810,000 (a) Edison International 5 .000 N/A 716,563
443,000 Edison International 7 .875 06/15/54 414,783
5,100,000 (b) Emera Inc 6 .750 06/15/76 5,106,903
1,557,000 (b) Entergy Corp 7 .125 12/01/54 1,565,462
991,000 (b) EUSHI Finance Inc 7 .625 12/15/54 995,417
1,425,000 (b) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 1,439,516
662,000 PG&E Corp 7 .375 03/15/55 642,663
1,365,000 (a) Sempra 4 .875 N/A 1,346,823
785,000 Sempra 4 .125 04/01/52 719,308
1,338,000 (b) Sempra 6 .550 04/01/55 1,218,355
1,435,000 Southern Co/The 4 .000 01/15/51 1,413,945
1,135,000 (a),(e) Vistra Corp 8 .000 N/A 1,160,036
95,000 (a),(e) Vistra Corp 7 .000 N/A 95,940
1,599,000 (a),(e) Vistra Corp 8 .875 N/A 1,682,511
TOTAL UTILITIES 25,490,885
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $220,284,637) 218,343,517
SHARES DESCRIPTION RATE VALUE
46358041 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 17 .0% ( 10 .8 % of Total Investments) 46358041
BANKS - 2.6% (1.7% of Total Investments)
52,676 Fifth Third Bancorp 8 .296 1,345,345
45,900 KeyCorp 6 .125 1,159,434
135,223 KeyCorp 6 .200 3,317,020
57,838 Regions Financial Corp 5 .700 1,331,431
TOTAL BANKS 7,153,230
CAPITAL GOODS - 0.4% (0.2% of Total Investments)
41,600 (b) WESCO International Inc 10 .625 1,057,888
TOTAL CAPITAL GOODS 1,057,888
FINANCIAL SERVICES - 5.1% (3.3% of Total Investments)
62,325 Bank of New York Mellon Corp/The 6 .150 1,565,604
15,000 Capital One Financial Corp 5 .000 280,350
37,250 (b) Equitable Holdings Inc 5 .250 745,000
75,976 Morgan Stanley 6 .875 1,906,998
16,000 (b) Morgan Stanley 6 .500 401,440
53,300 Morgan Stanley 6 .375 1,294,124
51,372 Morgan Stanley 7 .125 1,294,574
67,475 Morgan Stanley 5 .850 1,531,683
82,600 Morgan Stanley 6 .625 2,076,564
20,750 Synchrony Financial 5 .625 377,443
100,083 Voya Financial Inc 5 .350 2,429,014
TOTAL FINANCIAL SERVICES 13,902,794

Portfolio of Investments April 30, 2025
(continued)
JPI

SHARES DESCRIPTION RATE VALUE
FOOD, BEVERAGE & TOBACCO - 2.6% (1.6% of Total Investments)
76,428 CHS Inc 7 .100% $ 1,929,807
59,605 CHS Inc 6 .750 1,458,534
61,800 CHS Inc 7 .875 1,625,340
20,500 (e) Dairy Farmers of America Inc 7 .875 1,952,625
TOTAL FOOD, BEVERAGE & TOBACCO 6,966,306
INSURANCE - 6.0% (3.8% of Total Investments)
47,025 American National Group Inc 7 .375 1,171,863
79,578 American National Group Inc 6 .625 2,002,183
62,000 Aspen Insurance Holdings Ltd 5 .625 1,146,380
34,350 Aspen Insurance Holdings Ltd 7 .125 809,973
45,000 (b) Assurant Inc 5 .250 877,500
70,100 Athene Holding Ltd 6 .375 1,756,005
89,300 (b) Athene Holding Ltd 6 .350 2,093,192
98,400 (b) Enstar Group Ltd 7 .000 2,097,888
64,300 (b) Reinsurance Group of America Inc 7 .125 1,651,224
80,311 (b) Reinsurance Group of America Inc 5 .750 1,987,697
43,200 (b) Selective Insurance Group Inc 4 .600 740,448
TOTAL INSURANCE 16,334,353
TELECOMMUNICATION SERVICES - 0.3% (0.2% of Total Investments)
49,500 (b) AT&T Inc 4 .750 943,470
TOTAL TELECOMMUNICATION SERVICES 943,470
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $49,138,361) 46,358,041
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
157577374 CORPORATE BONDS - 57 .7% ( 36 .9 % of Total Investments) 157577374
BANKS - 47.7% (30.5% of Total Investments)
$ 620,000 (a),(e),(f) Australia & New Zealand Banking Group Ltd/United Kingdom 6 .750 N/A 626,877
2,810,000 (a),(f) Banco Bilbao Vizcaya Argentaria SA 6 .125 N/A 2,700,774
1,400,000 (a),(b),(f) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 1,370,098
3,642,000 (a),(f) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 3,922,445
2,579,500 (a),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 8 .750 N/A 2,572,129
1,000,000 (a),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7 .500 N/A 977,298
2,060,000 (a),(f) Banco Santander SA 4 .750 N/A 1,943,339
3,600,000 (a),(f) Banco Santander SA 8 .000 N/A 3,678,423
5,000,000 (a),(b),(f) Banco Santander SA 9 .625 N/A 5,648,455
1,106,000 (a),(f) Barclays PLC 6 .125 N/A 1,099,541
1,117,000 (a),(b),(f) Barclays PLC 7 .625 N/A 1,068,576
7,914,000 (a),(c),(f) Barclays PLC 9 .625 N/A 8,639,397
2,954,000 (a),(b),(f) Barclays PLC 8 .000 N/A 3,017,862
1,360,000 (a),(e),(f) BNP Paribas SA 9 .250 N/A 1,430,912
6,141,000 (a),(e),(f) BNP Paribas SA 7 .750 N/A 6,312,266
810,000 (a),(e),(f) BNP Paribas SA 7 .000 N/A 810,143
3,890,000 (a),(b),(e),(f) BNP Paribas SA 8 .500 N/A 4,054,481
3,632,000 (a),(e),(f) BNP Paribas SA 8 .000 N/A 3,750,073
2,093,000 (a),(e),(f) BNP Paribas SA 7 .375 N/A 2,068,613
4,486,000 (a),(c),(e),(f) Credit Agricole SA 6 .700 N/A 4,247,872
4,644,000 (a),(c),(e),(f) Credit Agricole SA 8 .125 N/A 4,701,316
1,352,000 (a),(b),(f) HSBC Holdings PLC 6 .950 N/A 1,323,751
3,363,000 (a),(f) HSBC Holdings PLC 6 .950 N/A 3,278,810
2,059,000 (a),(f) HSBC Holdings PLC 6 .875 N/A 2,041,945
4,559,000 (a),(b),(c),(f) HSBC Holdings PLC 8 .000 N/A 4,735,005
1,650,000 (a),(f) HSBC Holdings PLC 6 .500 N/A 1,638,510
3,565,000 (a),(c),(f) HSBC Holdings PLC 6 .000 N/A 3,519,141
4,287,000 (a),(f) ING Groep NV, Reg S 7 .500 N/A 4,340,588
3,035,000 (a),(f) ING Groep NV 5 .750 N/A 2,985,391
4,529,000 (a),(b),(c),(e),(f) Intesa Sanpaolo SpA 7 .700 N/A 4,543,095
4,188,000 (a),(b),(f) Lloyds Banking Group PLC 8 .000 N/A 4,293,370
2,985,000 (a),(f) Lloyds Banking Group PLC 7 .500 N/A 2,975,818
894,000 (a),(f) Lloyds Banking Group PLC 6 .750 N/A 837,570
1,550,000 (a),(e),(f) Macquarie Bank Ltd/London 6 .125 N/A 1,542,437

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 2,395,000 (a),(f) NatWest Group PLC 8 .000 % N/A $ 2,401,337
1,574,000 (a),(f) NatWest Group PLC 7 .300 N/A 1,513,372
1,125,000 (a),(f) NatWest Group PLC 6 .000 N/A 1,118,070
6,762,000 (a),(c),(f) NatWest Group PLC 8 .125 N/A 6,983,381
1,285,000 (a),(e),(f) Nordea Bank Abp 6 .625 N/A 1,285,332
1,748,000 (a),(e),(f) Nordea Bank Abp 6 .300 N/A 1,665,194
3,480,000 (a),(c),(e),(f) Societe Generale SA 9 .375 N/A 3,640,205
1,420,000 (a),(e),(f) Societe Generale SA 8 .500 N/A 1,432,877
3,981,000 (a),(b),(e),(f) Societe Generale SA 10 .000 N/A 4,280,821
140,000 (a),(e),(f) Standard Chartered PLC 6 .000 N/A 139,711
3,140,000 (a),(c),(e),(f) Standard Chartered PLC 7 .750 N/A 3,194,567
TOTAL BANKS 130,351,188
FINANCIAL SERVICES - 9.6% (6.1% of Total Investments)
5,802,000 (g) Credit Suisse Group AG 7 .500 06/11/72 652,725
8,520,000 (g) Credit Suisse Group AG 0 .000 01/17/72 958,500
9,496,000 (g) Credit Suisse Group AG 7 .250 03/12/72 1,068,300
1,955,000 (g) Credit Suisse Group AG 6 .380 02/21/72 219,937
4,285,000 (g) Credit Suisse Group AG 7 .500 01/17/72 482,063
5,165,000 (a),(f) Deutsche Bank AG 6 .000 N/A 5,058,276
1,000,000 (a),(f) Deutsche Bank AG, Reg S 4 .789 N/A 990,000
5,195,000 (a),(b),(e),(f) UBS Group AG 9 .250 N/A 5,806,919
3,965,000 (a),(b),(e),(f) UBS Group AG 9 .250 N/A 4,284,151
1,955,000 (a),(e),(f) UBS Group AG 7 .750 N/A 2,000,047
4,584,000 (a),(f) UBS Group AG, Reg S 6 .875 N/A 4,584,000
TOTAL FINANCIAL SERVICES 26,104,918
INSURANCE - 0.4% (0.3% of Total Investments)
1,101,000 (a),(f) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 1,121,268
TOTAL INSURANCE 1,121,268
TOTAL CORPORATE BONDS
(Cost $180,260,314) 157,577,374
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
5304610 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1 .9% ( 1 .2 % of Total Investments) 5304610
3,617,000 (b) CoBank ACB 7 .250 07/01/73 3,619,438
1,653,000 (b) CoBank ACB 7 .125 01/01/74 1,685,172
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $5,422,078) 5,304,610
TOTAL LONG-TERM INVESTMENTS
(Cost $455,105,390) 427,583,542
BORROWINGS - (41.7)% (h),(i) (114,000,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (15.2)%(j) (41,486,173)
OTHER ASSETS & LIABILITIES, NET -  0.4% 1,120,592
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 273,217,961
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $97,298,926 have been pledged as collateral for reverse repurchase agreements.
(c) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $90,890,234.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments April 30, 2025
(continued)
JPI

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $104,262,099 or 24.4% of Total Investments.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 36.1% of Total Investments.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Borrowings as a percentage of Total Investments is 26.7%.
(i) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $279,365,898 have been pledged as collateral for borrowings.
(j) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.7%.
JPI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 218,343,517 $ – $ 218,343,517
$25 Par (or similar) Retail Preferred 46,358,041 – – 46,358,041
Corporate Bonds – 154,195,849 3,381,525 157,577,374
U.S. Government and Agency Obligations – 5,304,610 – 5,304,610
Total $ 46,358,041 $ 377,843,976 $ 3,381,525 $ 427,583,542
Level 3
JPI Corporate Bonds
Balance at the beginning of period $ -
Gains (losses): -
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) -
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into 3,381,525
Transfers (out of) -
Balance at the end of period $ 3,381,525
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ 75,145

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Level 1
Level 2 Level 3
JPI Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Corporate Bonds $- $- $- $(3,381,525) $3,381,525 $-
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JPI
Corporate
Bonds $3,381,525 Indicative Trade Broker Quote $11.25 N/A